Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 28	$ 199
Inventory in progress	2,007	1,737
Finished goods	5,691	4,605
Inventory	$ 7,726	$ 6,541